BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Income Statement) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Revenues	[1]	$ 2,304	$ 3,651	$ 1,480
Expenses, net - primarily lease, sub-contractors and communications	[2]	6,331	5,594	4,387
Purchase of property and equipment		$ 5,463	$ 4,209	$ 3,003

[1]	Distribution of the Company's products on a non-exclusive basis.
[2]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.